Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2024
Registrant Name	dei_EntityRegistrantName	BlackRock Balanced Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000110055
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 07, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 07, 2025
Prospectus Date	rr_ProspectusDate	Mar. 03, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A